Financial Instruments (Details 4) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Financial Instruments
Restricted cash, including current portion	$ 2,820	$ 2,909
Book Value
Financial Instruments
Cash and cash equivalents	47,218	51,362
Restricted cash, including current portion	3,250	2,909
Accounts receivable, net	5,439	4,176
Notes receivable from ZIM	28,627	23,538
Accounts payable	19,251	15,144
Long-term debt, including current portion	3,241,967	3,002,247
Vendor financing, including current portion	190,000	65,145
Fair Value
Financial Instruments
Cash and cash equivalents	47,218	51,362
Restricted cash, including current portion	3,250	2,909
Accounts receivable, net	5,439	4,176
Notes receivable from ZIM	29,523	23,847
Accounts payable	19,251	15,144
Long-term debt, including current portion	3,241,967	3,002,247
Vendor financing, including current portion	$ 190,712	$ 65,034